Liquidity risk	12 Months Ended
Dec. 31, 2022
Disclosure of Financial Risk Management [Abstract]
Liquidity risk	5.4 Liquidity risk
Liquidity risks arise from not having the necessary resources available to meet maturing liabilities with regard to timing, volume and currency structure. On’s finance department is centrally managing the net cash and cash equivalent position to mitigate liquidity risk and to ensure On’s obligations can be settled on time.
Main procedures in place to mitigate liquidity risks comprise:
•Centralized control system to manage the net financial position of On and its subsidiaries;
•Obtaining and maintaining forward-looking credit lines to create an adequate debt structure optimizing the liquidity provided by the credit system;
•Continuous monitoring of future cash flows based on rolling forecast and budget data.

Contractual maturities of On’s financial liabilities:

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2022

Trade payables	111.0	—	—	—	111.0
Current lease liabilities	5.8	18.5	—	—	24.4
Other financial liabilities	9.5	—	—	—	9.5
Other current financial liabilities	15.4	18.5	—	—	33.9
Non-current lease liabilities	—	—	73.6	79.7	153.3
Other non-current financial liabilities	—	—	73.6	79.7	153.3

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2021

Trade payables	45.9	—	—	—	45.9
Current lease liabilities	4.2	13.0	—	—	17.2
Other financial liabilities	4.2	—	—	—	4.2
Other current financial liabilities	8.4	13.0	—	—	21.4
Non-current lease liabilities	—	—	78.8	108.4	187.2
Other non-current financial liabilities	—	—	78.8	108.4	187.2

As of December 31, 2022, we had three bank overdraft facilities with different lenders with credit limits of up to CHF 100.0 million, CHF 25.0 million and USD 35.0 million, respectively, which expire in 2024 and 2025. All facilities are fully committed. The maximum amounts that can be drawn under the respective facilities are determined quarterly based on our Net Working Capital. Any amounts drawn in excess of the committed amounts are repayable on demand.

The following assets have been pledged in relation to the financial liabilities resulting from the three facilities:

(CHF in millions)	12/31/2022	12/31/2021

Trade receivables	43.4	23.3
Inventory	234.9	74.0
Assets pledged	278.3	97.3

As of December 31, 2022, CHF 3.1 million had been drawn under the overdraft facilities consisting out of bank guarantees related to rental and payment guarantees (December 31, 2021: CHF 0.0 million).